INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Summary of Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Term Investments
Cost	$ 8,667	$ 32,658
Gross unrealized gains	20	7,041
Gross unrealized losses (including impairment)	(6,375)	(1,451)
Foreign currency translation adjustment		1,880
Carrying amount	2,312	40,128
Alesta Tx | Available-for-sale debt securities | Convertible loan
Schedule Of Long Term Investments
Cost	261	261
Gross unrealized gains	20	7
Carrying amount	281	268
Alesta Tx | Equity securities without readily determinable fair value | Equity Securities
Schedule Of Long Term Investments
Cost	2,250	2,250
Gross unrealized losses (including impairment)	(865)	(865)
Carrying amount	1,385	1,385
Juventas Cell Therapy Ltd. | Equity securities without readily determinable fair value | Equity Securities
Schedule Of Long Term Investments
Cost		23,500
Gross unrealized gains		6,958
Foreign currency translation adjustment		1,850
Carrying amount		32,308
Juventas Cell Therapy Ltd. | Equity securities without readily determinable fair value | Put option
Schedule Of Long Term Investments
Cost		491
Gross unrealized losses (including impairment)		(521)
Foreign currency translation adjustment		30
BioInvent International AB | Securities measured at fair value | Warrants
Schedule Of Long Term Investments
Cost	656	656
Gross unrealized losses (including impairment)	(492)	(65)
Carrying amount	164	591
Cleave Therapeutics, Inc | Securities measured at fair value | Convertible loan
Schedule Of Long Term Investments
Cost	5,500	5,500
Gross unrealized gains		76
Gross unrealized losses (including impairment)	(5,018)
Carrying amount	$ 482	$ 5,576